Nature of Business	12 Months Ended
Aug. 31, 2018
Nature Of Business
Nature of Business
1.	a)	Nature of Business

Novicius Corp., was amalgamated under the Business Corporations Act (Ontario) on November 30, 2009 (“Novicius” or the “Company”). The Company filed articles of amendment effective May 26, 2017, and changed its name from Intelligent Content Enterprises Inc., to Novicius Corp., and consolidated its common shares on the basis of one (1) new share for every ten (10) old shares. The Company filed articles of amendment effective February 1, 2016, and changed its name from Eagleford Energy Corp., to Intelligent Content Enterprises Inc., and consolidated its common shares on the basis of one (1) new share for every ten (10) old shares. Through the Company’s wholly owned Ontario subsidiary, DoubleTap Daily Inc. the Company has developed an online content management and advertising platform that powers user and advertising engagement programs in real-time to desktop, mobile and portable devices (http://doubletap.co). Subsequent to year end, the Company completed a reverse takeover transaction with Grown Rogue Unlimited LLC and changed its name to Grown Rogue International Inc (refer to Note 16).

The Company’s registered office is located at 340 Richmond Street West, Toronto, Ontario, MSV 1X2. The Company’s common shares trade on the OTCQB under the symbol NVSIF and on the Canadian Securities Exchange under the symbol NVS.

The consolidated financial statements include the accounts of Novicius, the legal parent, together with its wholly-owned subsidiaries, Ice Studio Productions Inc. incorporated in the Province of Ontario on June 16, 2016 (“ICE Studio”), DoubleTap Daily Inc. incorporated in the Province of Ontario on February 29, 2016, (“DoubleTap”) and Novicius Acquisition Corp. (“Acquisition Corp.”), incorporated in the Province of Ontario on March 26, 2018.

b)	Going Concern

These consolidated financial statements (the “Consolidated Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) applicable to a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, as they come due for the foreseeable future. The Company has been developing its advertising platform and has not yet realized profitable operations. The Company requires additional financing for its working capital and for the costs of development, content creation and marketing of its platform.

Due to continuing operating losses, the Company’s continuance as a going concern is dependent upon its ability to obtain adequate financing and to reach profitable levels of operation. The Company will continue to seek additional forms of debt or equity financing, or other means of funding its operations, however, there is no assurance that it will be successful in doing so or that funds will be available on terms acceptable to the Company or at all. The ability of the Company to arrange such financing in the future will depend in part upon the prevailing capital market conditions as well as the business performance of the Company.

The Company has accumulated significant losses and negative cash flows from operations in recent years which raise doubt as to the validity of the going concern assumption. As at August 31, 2018, the Company has working capital deficiency of $799,588 (2017: working capital deficiency $487,776) and an accumulated deficit of $32,201,307, (2017: $31,684,984). These material uncertainties may cast significant doubt upon the entity’s ability to continue as a going concern. The Consolidated Financial Statements do not give effect to adjustments, if any that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to realize its assets and liquidate its liabilities in other than the normal course of business and at amounts that may differ from those shown in the accompanying Consolidated Financial Statements.